Impairment of goodwill and other non-current assets - Summary of Assumptions On Prices In Respect Of Products Sold In Cash Generating Unit (Detail)	12 Months Ended
Dec. 31, 2021 RUB (₽)
CMP [member] | Steel [member] | Rails [member] | Bottom of range [member]
Disclosure of assumptions on prices in respect of products sold in cash generating unit [line items]
Range of sales prices	₽ 34,000
CMP [member] | Steel [member] | Rails [member] | Top of range [member]
Disclosure of assumptions on prices in respect of products sold in cash generating unit [line items]
Range of sales prices	40,000
CMP [member] | Steel [member] | Rebar [member] | Bottom of range [member]
Disclosure of assumptions on prices in respect of products sold in cash generating unit [line items]
Range of sales prices	29,000
CMP [member] | Steel [member] | Rebar [member] | Top of range [member]
Disclosure of assumptions on prices in respect of products sold in cash generating unit [line items]
Range of sales prices	34,000
CMP [member] | Steel [member] | Billets [member] | Bottom of range [member]
Disclosure of assumptions on prices in respect of products sold in cash generating unit [line items]
Range of sales prices	27,000
CMP [member] | Steel [member] | Billets [member] | Top of range [member]
Disclosure of assumptions on prices in respect of products sold in cash generating unit [line items]
Range of sales prices	31,000
USP [member] | Steel [member] | Stampings [Member] | Bottom of range [member]
Disclosure of assumptions on prices in respect of products sold in cash generating unit [line items]
Range of sales prices	113,000
USP [member] | Steel [member] | Stampings [Member] | Top of range [member]
Disclosure of assumptions on prices in respect of products sold in cash generating unit [line items]
Range of sales prices	131,000
KMP [member] | Mining [member] | Ironore [Member] | Bottom of range [member]
Disclosure of assumptions on prices in respect of products sold in cash generating unit [line items]
Range of sales prices	4,500
KMP [member] | Mining [member] | Ironore [Member] | Top of range [member]
Disclosure of assumptions on prices in respect of products sold in cash generating unit [line items]
Range of sales prices	5,300
Yakutugol [member] | Mining [member] | Coking Coal [member] | Bottom of range [member]
Disclosure of assumptions on prices in respect of products sold in cash generating unit [line items]
Range of sales prices	4,300
Yakutugol [member] | Mining [member] | Coking Coal [member] | Top of range [member]
Disclosure of assumptions on prices in respect of products sold in cash generating unit [line items]
Range of sales prices	6,200
Yakutugol [member] | Mining [member] | Steam Coal [member] | Bottom of range [member]
Disclosure of assumptions on prices in respect of products sold in cash generating unit [line items]
Range of sales prices	3,400
Yakutugol [member] | Mining [member] | Steam Coal [member] | Top of range [member]
Disclosure of assumptions on prices in respect of products sold in cash generating unit [line items]
Range of sales prices	5,500
SKCC [member] | Mining [member] | Coking Coal [member] | Bottom of range [member]
Disclosure of assumptions on prices in respect of products sold in cash generating unit [line items]
Range of sales prices	5,700
SKCC [member] | Mining [member] | Coking Coal [member] | Top of range [member]
Disclosure of assumptions on prices in respect of products sold in cash generating unit [line items]
Range of sales prices	7,800
SKCC [member] | Mining [member] | Steam Coal [member] | Bottom of range [member]
Disclosure of assumptions on prices in respect of products sold in cash generating unit [line items]
Range of sales prices	2,300
SKCC [member] | Mining [member] | Steam Coal [member] | Top of range [member]
Disclosure of assumptions on prices in respect of products sold in cash generating unit [line items]
Range of sales prices	4,200
SKCC [member] | Mining [member] | Anthracite [member] | Bottom of range [member]
Disclosure of assumptions on prices in respect of products sold in cash generating unit [line items]
Range of sales prices	5,000.0
SKCC [member] | Mining [member] | Anthracite [member] | Top of range [member]
Disclosure of assumptions on prices in respect of products sold in cash generating unit [line items]
Range of sales prices	7,600
BFP [member] | Steel [member] | Ferrosilicon [member] | Bottom of range [member]
Disclosure of assumptions on prices in respect of products sold in cash generating unit [line items]
Range of sales prices	70,000
BFP [member] | Steel [member] | Ferrosilicon [member] | Top of range [member]
Disclosure of assumptions on prices in respect of products sold in cash generating unit [line items]
Range of sales prices	87,000
KPSC [member] | Power [member] | Electricity [member] | Bottom of range [member]
Disclosure of assumptions on prices in respect of products sold in cash generating unit [line items]
Range of sales prices	2,700
KPSC [member] | Power [member] | Electricity [member] | Top of range [member]
Disclosure of assumptions on prices in respect of products sold in cash generating unit [line items]
Range of sales prices	₽ 3,200